Acquisition and disposals - Disposals (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 31, 2025	May 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Wyoming Uranium
Disclosure Of Acquisitions And Disposals [Line Items]
Proceeds from sale				$ 175
Lake Macleod
Disclosure Of Acquisitions And Disposals [Line Items]
Proceeds from sale				$ 247
La Granja
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture					45.00%
First Quantum | La Granja
Disclosure Of Acquisitions And Disposals [Line Items]
Proceeds from sale					$ 105
Proportion of interest sold					55.00%
Pre-tax gain					$ 154
Sumitomo Metal Mining Co (SMM)
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of share of assets and liabilities		30.00%
Receivables due from joint ventures		$ 430
Cash consideration	$ 195
Pre-tax gain			$ 196
Deferred consideration contingent on future milestones		$ 235
Winu Joint Venture | RT Winu
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture		70.00%